INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw materials	$ 173,404,495	$ 135,656,954
Work in process	28,105,877	22,809,755
Finished goods	48,096,384	8,725,226
Inventories	249,606,756	167,191,935
Cost of inventories recognised as expense during period	243,927,490	144,405,153
Inventory write-down	12,022,984	$ 478,889
Current raw materials and current production supplies	$ 9,808,973